INVESTMENTS	9 Months Ended
Sep. 30, 2022
INVESTMENTS.
INVESTMENTS

7.INVESTMENTS

The investments as of December 31, 2021 and September 30, 2022 were as follows:

	As of
	December 31, 2021	September 30, 2022
Equity securities with readily determinable fair values:
Accor	2,508	1,540
Other marketable securities	81	75
Equity securities without readily determinable fair values:
Cjia/Cjia Group	168	136
OYO	54	54
Other equity securities without readily determinable fair values	71	71
Equity-method investments:
AAPC LUB	525	487
Hotel related funds	488	448
China Hospitality JV	99	56
Commerz Real Institute	85	80
Other investments	255	313
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
Debt securities:
Structured financial product	—	300
Total	4,554	3,780

During the nine months ended September 30, 2022, the Group sold 2,017,078 of Accor shares for a cash consideration of RMB478 with a gain of RMB64 realized upon disposal. As of September 30, 2022, the Group accumulatively hold 10,195,474 shares of Accor, which accounts for less than 5% of Accor total outstanding shares where the Group does not have the ability to significantly influence the operations of this entity. The Group recognized unrealized gains and loss from fair value changes of Accor of RMB127 and RMB485, respectively for the nine months ended September 30, 2021 and 2022.

The Group recognized investment loss of RMB18 and RMB32 for its equity method investment in Cjia Group in income (loss) from equity method investments respectively for the nine months ended September 30, 2021 and 2022. The Group received cash dividend from AAPC LUB of nil and RMB47 for the nine months ended September 30, 2021 and 2022, which was recognized as return on investment. During the nine months ended September 30, 2022, the Group received RMB54 cash dividend from China Hospitality JV, Ltd., which was recognized as return of investment. Among “other investments”, the Group further increased investments in Azure Hospitality Fund I Limited Partnership of RMB64 during the nine months ended September 30, 2022.

The structured financial products are mainly deposits due within 3 months with secured principal and variable interest rates and are restricted as to withdrawal before maturity. The Company elects to adopt the fair value option in accordance with ASC 825 Financial Instruments for such financial products. Changes in the fair value of the investments are recorded as interest income in the consolidated statements of operations, and immaterial for the nine months ended September 30, 2022.